Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (12,913)	$ (12,564)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and Amortization	1,251	840
Fair value adjustments of Convertible loans	3,503	1,024
Fair value adjustments of derivative liability - Warrants	408	526
Re-assessment of Liability for Agricultural Research Organization	(205)	96
Interest over Agricultural Research Organization liability	403	402
Finance expense (income), net	823	368
Share based compensation (including cash-settled share-based payment)	601	563
Changes in assets and liabilities items
Change in trade accounts receivable	(308)	(262)
Change in other accounts receivable	(286)	240
Change in inventory	(1,189)	(1,088)
Changes in trade accounts payable, other accounts payable and accrued liabilities	1,040	1,511
Changes in deferred revenue	188	354
Interest paid	0	(532)
Net cash used in operating activities	(6,684)	(8,522)
Cash flow from investing activities
Purchase of property and equipment	2,835	1,474
Deposit of restricted cash for bank guarantee, net of drawing	(192)	0
Net cash used in investing activities	(3,027)	(1,474)
Cash flow from financing activities
Repayments of lease liabilities	579	364
Proceeds from drawing loans, net of repayments	3,314	0
Exercise of options and warrants by employees and consultants	408	403
Proceeds from issuance of units of securities	4,330	0
Proceeds from issuance of convertible loans	0	13,517
Repayments of principal and interest of convertible loans	693	0
Net cash provided by financing activities	6,780	13,556
Exchange rate differences on cash and cash equivalents	(34)	59
Increase (decrease) in cash and cash equivalents	(2,931)	3,560
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	5,355	1,736
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	2,390	5,355
Significant non-cash transactions
Conversion of Convertible loans into shares	20,527	2,557
Purchase a property in installment agreement	1,440	0
Recognition of Right of use assets and Lease liabilities	$ 8,351	$ 229